EMPLOYEE BENEFITS - Post-employment health care benefit plan - Net periodic costs (Details) - Post-employment health care benefit - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net periodic costs of post-employment health care benefits
Cost of current service	R$ 3,302	R$ 4,144	R$ 4,441
Interests expense	10,656	11,082	12,162
Past service cost	(2,717)	(40,740)	5,769
Net pension cost (benefit)	R$ 11,241	R$ (25,514)	R$ 22,372